Michael J. Mazza

Assistant General Counsel &

Assistant Secretary

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 2052 office

414 625 2052 fax

michaelmazza@northwesternmutual.com

May 5, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account C (Network Edition)
Post-Effective Amendment No. 4 to
Form N-4 Registration Statement
File No. 333-133381
EDGAR CIK: 0000790163

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated April 30, 2008 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 4 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically on April 22, 2008.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA
Michael J. Mazza Assistant General Counsel & Assistant Secretary